     As filed with the Securities and Exchange Commission on April 1, 2003
                                   Registration No. 333 - 100985/811-07342


                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    Form N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

          Pre-Effective Amendment No.__ Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)

                Exact Name of Registrant as Specified in Charter:
                         J.P. MORGAN INSTITUTIONAL FUNDS

                         Area Code and Telephone Number:
                                 (800) 348-4782

                     Address of Principal Executive Offices:
                                522 Fifth Avenue
                               New York, NY 10036

                     Name and Address of Agent for Service:

                                  Judy Bartlett
                    c/o J.P. Morgan Funds Distributors, Inc.
                                522 Fifth Avenue
                               New York, NY 10036

                                   Copies to:


Nina Shenker, Esq.                          John E. Baumgardner, Jr. Esq.
J.P. Morgan Investment Management, Inc.     Sullivan & Cromwell
522 Fifth Avenue                            25 Broad Street
New York, NY 10036                          New York, NY 10004




It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

This amendment consists of the following:
(1) Facing Sheet of the Registration Statement; and
(2) Part C of the Registration Statement (including signature page).

Parts A and B are incorporated by reference from the Registrant's
Registration Statement on Form N-14 (file No. 333-100985) filed on November 4, 2002, as supplemented on December 17, 2002.

This amendment is being filed solely to file Exhibit No. 12 to this Registration Statement on Form N-14: the opinions and consents of Sullivan & Cromwell, counsel to the Registrant, regarding certain tax matters.

         FORM N-14

         PART C - OTHER INFORMATION


         Item 15. Indemnification.
                  ---------------

         Reference is made to Section 5.3 of Registrant's Declaration of Trust and Section 12 of Registrant's Distribution Agreement.

         Registrant, its Board of Trustees and officers are insured against certain expenses in connection with the defense of claims, actions, suits, or proceedings, and all liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, Trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         Item 16. Exhibits.
                  ---------------

         (1) Declaration of Trust.

         (a) Declaration of Trust, as amended. Incorporated herein by reference to Exhibit No. 1 to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 033-54642) (the "Registration Statement") filed on September 26, 1996 (Accession Number 0000912057-96-021281).

         (b) Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

         (c) Amendment No. 6 to Declaration of Trust; Amendment and Sixth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. Incorporated herein by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 31 to the Registration Statement on February 28, 1997 (Accession Number 0001016964-97-000041).

         (d) Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. Incorporated herein by reference to Exhibit No. 1(c) to Post-Effective Amendment No. 32 to the Registration Statement on April 15, 1997 (Accession Number 0001016964-97-000053).

         (e) Amendment No. 8 to Declaration of Trust; Amendment and Eighth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. Incorporated herein by reference to Exhibit No. l(d) to Post-Effective Amendment No. 40 to the Registration Statement on October 9, 1997 (Accession Number 0001016964-97-000158).

         (f) Amendment No. 9 to Declaration of Trust; Amendment and Ninth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. Incorporated herein by reference to Exhibit No. l(e) to Post-Effective Amendment No. 44 to the Registration Statement on December 29, 1997 (Accession Number 0001041455-97-000014).

         (g) Amendment No. 10 to Declaration of Trust; Amendment and Tenth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest and change voting procedures to dollar-based voting. Incorporated herein by reference to Exhibit No. (a)6 to Post-Effective Amendment No. 60 to the Registration Statement on December 31, 1998 (Accession Number 0001041455-98-000097).

         (h) Amendment No. 11 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registration Statement filed on April 29, 1999 (Accession Number 00001041455-99-000041).

         (i) Amendment No. 12 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 3, 2000 (Accession Number 0001041455-00-000084).

         (j) Amendment No. 13 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

         (k) Amendment No. 14 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

         (l) Amendment No. 15 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement filed on September 2, 2001 (Accession Number 0000912057-01-531594).

         (m) Amendment No. 16 to the Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A filed on October 28, 2002.

         (n) Amendment No. 17 to the Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A filed on October 28, 2002.

         (2) By-laws.

         (a) Restated By-Laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

         (b) Amendment to Restated By-laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registration Statement filed on February 28, 2000 (Accession Number 0001041455-00-000056).

         (3) Not Applicable

         (4) Form of Agreement and Plan of Reorganization. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed on November 4, 2002.

         (5) Not Applicable

         (6) Form of Amended Investment Advisory Agreement between J.P. Morgan Institutional Funds and J.P. Morgan Investment Management Inc. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed on November 4, 2002.

         (7) Form of Distribution Agreement between Registrant and J.P. Morgan Fund Distributors, Inc. Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement filed on September 7, 2001 (Accession Number 0000912057-01-531594).

         (8) Not Applicable

         (9) Form of Custodian Agreement between Registrant and The Chase Manhattan Bank. Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement filed on September 7, 2001 (Accession Number 0000912057-01-531594).

         (10)(b) Rule 12b-1 Distribution Plan. Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement filed September 7, 2001 (Accession Number 0000912057-01-531594).

         (10)(a) Rule 18f-3 Multi-Class Plan. Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement filed on September 7, 2001 (Accession Number 0000912057-01-531594).

         (11) Opinion and Consent of Nixon Peabody LLP as to the legality of the securities being registered. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed on November 4, 2002.

         (12) Opinion & Consent of Sullivan & Cromwell with regard to certain tax matters filed herewith.

         (13) Material Contracts.

         (a) Amended Shareholder Servicing Agreement between Registrant and JPMorgan Chase Bank ("JPMC") filed herewith.

         (b) Transfer Agency Agreement between Registrant and DST Systems, Inc. Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement filed on September 7, 2001 (Accession Number 0000912057-01-531594).

         (c) Service Plan with respect to Registrant's Service Money Market Funds. Incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement filed on April 30, 1997 (Accession Number 00001016964-97-000059).

         (d) Service Plan with respect to Registrant's Small Company Fund Advisor Series, Small Company Opportunities Fund -- Advisor Series, International Equity Fund -- Advisor Series, International Opportunities Fund -- Advisor Series, U.S. Equity Fund -- Advisor Series, Diversified Fund -- Advisor Series incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

         (e) Amended Service Plan with respect to Registrant's Disciplined Equity -- Advisor series and Direct Prime Money Market Funds. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 3, 2000 (Accession Number 0001041455-00-000084).

         (f) Amended Service Plan with respect to Registrant's J.P. Morgan Prime Cash Management Fund. Incorporated herein by reference to Post-Effective Amendment No. 75 to Registration Statement filed on May 17, 2000 (Accession Number 0001041455-00-000122).

         (g) Form of Administration Agreement between Registrant and Morgan Guaranty Trust Company of New York. Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement filed on September 7, 2001 (Accession Number 0000912057-01-531594).

         (h) Form of Fee Waiver Agreement. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed on November 4, 2002.

         (14) Consent of PricewaterhouseCoopers LLP. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed on November 4, 2002.

         (15) None.

         (16) Powers of Attorney. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed on November 4, 2002.

         (17) Form of Proxy Card. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed on November 4, 2002.

         Item 17. Undertakings.
                  ---------------

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 1st day of April, 2003.

J.P. MORGAN INSTITUTIONAL FUNDS

Registrant

By: /s/ George Gatch
-----------------------------------------
George Gatch
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 1, 2003.

Fergus Reid, III*
------------------------------------
Fergus Reid, III
Trustee and Chairman

William J. Armstrong*
------------------------------------
William J. Armstrong
Trustee

Roland R. Eppley, Jr.*
------------------------------------
Roland R. Eppley, Jr.
Trustee

Ann Maynard Gray*
------------------------------------
Ann Maynard Gray
Trustee

Matthew Healey*
------------------------------------
Matthew Healey
Trustee

James J. Schonbachler*
------------------------------------
James J. Schonbachler
Trustee

Leonard M. Spalding, Jr.*
------------------------------------
Leonard M. Spalding, Jr.
Trustee

Robert J. Higgins*
------------------------------------
Robert J. Higgins
Trustee

*By /s/ David Wezdenko

-----------------------------------
David Wezdenko

as Treasurer and as attorney-in-fact pursuant to a power of attorney.

EXHIBITS

ITEM                       DESCRIPTION
----                       -----------

(12) Opinion & Consent of Sullivan & Cromwell special tax counsel for Registrant.